Financial Assets at Fair Value through Profit or Loss - Schedule of Financial Assets at Fair Value through Profit or Loss (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Financial Assets at Fair Value through Profit or Loss [Abstract]
Listed equity investments, at fair value			¥ 1,141
Other unlisted investments, at fair value	4,000	572
Total	¥ 4,000	$ 572	¥ 1,141